INSURANCE PREMIUM INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Insurance premium income
INSURANCE PREMIUM INCOME (Tables) [Line Items]
Schedule of Insurance Premium Income

	2021	2020	2019
	£m	£m	£m
Life insurance
Gross premiums:
Life and pensions, excluding annuities	7,515	6,941	6,827
Annuities	531	1,378	2,483
	8,046	8,319	9,310
Ceded reinsurance premiums	(376)	(333)	(378)
Net earned premiums	7,670	7,986	8,932
Non-life insurance
Net earned premiums	613	629	642
Total net earned premiums	8,283	8,615	9,574